Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions

FOR THE YEAR ENDED DECEMBER 31	NOTE	AROs	Other (1)	Total
January 1, 2020		199	132	331
Additions		21	95	116
Usage		(8)	(20)	(28)
Reversals		(1)	(1)	(2)
Discontinued operations	3	(9)	—	(9)
December 31, 2020		202	206	408
Current	22	15	38	53
Non-current	27	187	168	355
December 31, 2020		202	206	408
(1) Other includes environmental, legal, vacant space and other provisions.